First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.6%
	California – 89.9%
$350,000	Alameda CA Corridor Transprtn Auth Ref 2nd Sub Lien, Ser B, AGM	4.00%	10/01/37	$390,736
150,000	Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A	5.00%	10/01/25	178,615
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	258,953
525,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt	4.00%	09/01/34	598,554
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/33	113,135
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/34	197,422
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/36	371,141
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/40	693,041
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Ref, Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	242,414
665,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	5.00%	06/01/32	872,085
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	5.00%	06/01/33	260,888
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	4.00%	06/01/35	242,184
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	4.00%	06/01/39	238,702
439,232	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	530,692
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/27	419,547
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/28	423,411
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	226,997
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Projs, Ser A (a)	5.00%	07/01/30	292,069
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	579,840
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/26	125,985
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/27	129,185
400,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	494,801
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	219,995
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	231,209
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	734,100
1,000,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	1,142,861
100,000	CA St Ent Dev Auth Student Hsg Rev M@College Proj, Ser A	5.00%	08/01/35	125,676
100,000	CA St Ent Dev Auth Student Hsg Rev M@College Proj, Ser A	5.00%	08/01/40	123,958
30,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	36,007
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	269,232
1,000,000	CA St Hlth Facs Fing Auth Rev Ref, Commonspirit Hlth, Ser A	4.00%	04/01/36	1,184,451
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	314,232
500,000	CA St Infrastructure & Econ Dev Bank Natl Chartr Social Bond, Equit School Revolv Fund, Ser B	4.00%	11/01/39	592,028
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj (b)	5.38%	07/01/34	270,580
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	269,320
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Academies Lincoln Proj, Ser A (a)	5.00%	10/01/39	972,577
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	210,630
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj, Ser A (a)	5.00%	07/01/38	516,628
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	278,715
60,000	CA St Muni Fin Auth Eductnl Rev Ref American Heritage Edu, Ser A	4.00%	06/01/26	64,245

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	$662,276
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	185,349
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	280,972
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	278,673
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	833,467
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Centers, Ser A	5.00%	02/01/36	569,091
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	239,295
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	476,232
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	304,041
700,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	786,664
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	558,745
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	128,701
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	518,147
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	807,167
500,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/49	573,882
500,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/27	608,263
350,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/40	418,739
75,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj TCRS, BAM	5.00%	05/15/29	94,752
1,000,000	CA St Muni Fin Auth Student Hsg Rev Chf-Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/38	1,202,557
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	671,163
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	259,418
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	259,460
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	163,123
1,000,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	1,059,803
650,000	CA St Pub Wks Brd Lease Rev Dept Crrctns Rehab RJ, Ser E	5.00%	10/01/25	779,965
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	17,613
175,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	10/01/26	216,496
165,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	05/01/29	216,451
125,000	CA St Pub Wks Brd Lease Rev Ref, Ser F	5.00%	05/01/24	142,692
100,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	114,965
75,000	CA St Ref	4.00%	09/01/32	87,481
75,000	CA St Ref	4.00%	08/01/34	86,975
155,000	CA St Ref	4.00%	09/01/35	179,839
75,000	CA St Ref Various Purpose	4.00%	09/01/33	87,274
275,000	CA St Ref Various Purpose	4.00%	09/01/35	319,069
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	644,485
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	371,556
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	4.00%	07/01/30	662,234
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	5.00%	07/01/40	676,340
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	340,214
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	116,104
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	248,500
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Imprvmnt Area No 1	4.00%	09/01/41	573,040

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	$235,494
280,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	325,542
100,000	CA St Various Purpose	5.00%	10/01/35	120,104
600,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	694,041
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	357,108
150,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	152,540
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	292,955
245,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	293,044
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	59,303
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	206,783
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	54,987
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA MTG INS	5.00%	08/15/33	59,576
125,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Camarillo Corridor Proj, AGM	5.00%	09/01/25	143,041
240,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/28	289,293
305,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/30	363,722
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	471,171
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	551,775
425,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/36	559,840
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	5.00%	06/01/31	305,491
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/35	287,732
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/36	229,787
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	255,500
175,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/33	214,990
180,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/34	220,270
200,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/33	232,867
300,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	347,572
270,000	Diablo CA Wtr Dist Wtr Rev Ref, COPS, BAM	4.00%	01/01/32	314,503
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	168,709
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	860,179
300,000	Estrn CA Muni Wtr Dist Wtr & Wstwtr Rev Sub Ref, Ser A	5.00%	07/01/31	364,843
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/32	418,713
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	189,187
240,000	Fontana CA Spl Tax Spl Tax, The Meadows	4.00%	09/01/32	275,640
165,000	Fontana CA Unif Sch Dist Prerefunded, AGM	(d)	02/01/33	132,112
310,000	Fountain Vly CA Pub Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	355,997
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	169,803
500,000	Gilroy CA Unif Sch Dist	4.00%	08/01/42	580,779

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$230,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset Bkd, Ref, Ser A	3.25%	06/01/32	$249,566
100,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Enhncd Asset Bkd, Ser A	5.00%	06/01/29	109,189
340,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/26	410,502
750,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/34	910,787
145,000	Golden West CA Schs Fing Auth Ref Beverly Hills Uni Sch Dist, NATL	5.25%	08/01/23	161,658
265,000	Imperial CA Pub Fing Authrev Ref, AGM	4.00%	10/15/33	313,789
360,000	Imperial CA Pub Fing Authrev Ref, AGM	4.00%	10/15/35	421,953
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	159,643
960,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	1,147,191
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	185,208
890,000	Jurupa CA Public Fing Auth Spl Tax Rev Ref, Ser A, AGM	4.00%	09/01/34	1,035,593
290,000	Kaweah CA Delta Healthcare Dist Rev, Ser B	5.00%	06/01/40	328,982
100,000	Kern Cnty CA Wtr Agy Impt Dist #4 Wtr Rev Ref, Ser A, AGM	5.00%	05/01/29	121,482
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, CABS, AMBAC	(d)	08/01/29	422,189
250,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/36	264,896
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1, Mnt Hse Sch Facs	4.00%	09/01/33	28,634
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1, Mnt Hse Sch Facs	4.00%	09/01/34	28,571
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1, Mnt Hse Sch Facs	4.00%	09/01/40	224,984
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,253,136
100,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	112,440
375,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.50%	11/15/30	503,597
460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	585,496
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	826,539
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/32	318,204
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	11,786
215,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	246,793
500,000	Los Angeles CA Unif Sch Dist, Ser C	4.00%	07/01/36	614,507
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	448,396
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	118,207
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	288,825
250,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/35	298,629
310,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/36	367,659
1,190,000	Marysville CA Jt Unif Sch Dist Green Bond, 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/39	1,381,692
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	290,778
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	583,373
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	114,001
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	232,590
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,182,281
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	310,596
750,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	797,787

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	$469,332
100,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Facilites	4.00%	09/01/34	114,932
65,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Facilites	4.00%	09/01/35	74,616
275,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Facilites	4.00%	09/01/39	313,727
750,000	Oxnard CA Sch Dist Election of 2016, Ser C, AGM	4.00%	08/01/49	863,245
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	290,651
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	798,650
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	247,689
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	259,004
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	396,847
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	236,119
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	573,217
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	319,945
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	621,016
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	214,752
1,495,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/37	1,747,486
185,000	Roseville CA Spl Tax	5.00%	09/01/32	218,186
160,000	Roseville CA Spl Tax	5.00%	09/01/33	188,088
170,000	Roseville CA Spl Tax	4.00%	09/01/34	189,843
150,000	Roseville CA Spl Tax	4.00%	09/01/35	167,256
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	226,555
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	609,586
385,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/34	456,422
200,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/37	235,389
510,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	608,376
125,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/32	141,956
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/33	96,304
100,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/34	113,086
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	585,294
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	146,611
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	117,321
165,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL	(d)	01/15/29	143,265
675,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	750,885
250,000	Santa Monica-Malibu CA Unif Sch Dist, COPS	4.00%	05/01/34	293,330
175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	206,038
370,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	431,018
500,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/43	584,921

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$150,000	Soledad CA Unif Sch Dist Premium Ref Bans, CABS	(d)	08/01/21	$149,848
305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	346,055
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	294,044
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	174,450
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	462,196
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	581,247
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/37	1,269,917
145,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 2, Ser B-1	2.25%	06/01/29	145,306
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/38	1,265,590
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	288,711
470,000	Transbay Jt Powers Auth CA Green Bnd Sr Tax Alloc Bnds, Ser A	5.00%	10/01/33	599,328
900,000	Transbay Jt Powers Auth CA Green Bnd Sr Tax Alloc Bnds, Ser A	5.00%	10/01/39	1,129,140
500,000	Univ of California CA Revs Ref Limited Proj, Ser O	5.00%	05/15/48	619,033
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	118,084
				83,319,143
	Colorado – 0.6%
500,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	541,650
	Florida – 1.1%
500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond-Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	520,000
205,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	211,204
250,000	Rhodine Road North CDD FL Spl Assmnt	4.00%	05/01/30	269,984
				1,001,188
	Georgia – 0.6%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	534,686
	Guam – 1.5%
100,000	Guam Govt Business Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	113,201
355,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	364,918
750,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	913,912
				1,392,031
	Illinois – 0.3%
35,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	34,673
135,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	129,125
120,000	IL St, Ser A	4.00%	01/01/25	122,676
				286,474
	Louisiana – 1.0%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj, Ser 2008 (Mandatory put 06/01/30) (a)	6.10%	06/01/38	954,010
	Ohio – 0.9%
750,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	843,133
	Puerto Rico – 2.2%
100,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	104,035

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$1,295,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	$1,416,238
616,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	518,934
				2,039,207
	Texas – 0.5%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Improv Proj, Ser B-2, AMT	5.00%	07/15/27	438,084

Total Investments – 98.6%	91,349,606
(Cost $86,438,319) (e)
Net Other Assets and Liabilities – 1.4%	1,295,164
Net Assets – 100.0%	$92,644,770

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	11	Jun 2021	$ (1,729,750)	$375
U.S. Treasury Ultra 10-Year Notes	Short	20	Jun 2021	(2,910,938)	26,094
Total Futures Contracts				$(4,640,688)	$26,469

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $13,264,318 or 14.3% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,947,032 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,276. The net unrealized appreciation was $4,937,756. The unrealized amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CA MTG INS	California Mortgage Insurance
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL	National Public Finance Guarantee Corp.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows:
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 91,349,606	$ —	$ 91,349,606	$ —
Futures Contracts	26,469	26,469	—	—
Total	$ 91,376,075	$ 26,469	$ 91,349,606	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of April 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$108.23	$252,486	$270,580	0.29%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	300,000	113.40	310,771	340,214	0.37
				$563,257	$610,794	0.66%